FAIR VALUE MEASUREMENTS (Schedule of Quantitative Information about Level 3 Fair Value Measurements of Property and Equipment, Other Non-current Assets and Intangible Assets) (Details) - CNY (¥)
¥ in Thousands
		1 Months Ended		12 Months Ended
	May. 13, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unobservable inputs
Terminal growth rate (as a percent)				3.00%
Impairment loss					¥ 30,167	¥ 0
Trade name [Member]
Unobservable inputs
Impairment loss				¥ 9,639	¥ 26,028
Minimum [Member]
Unobservable inputs
Discount rate (as a percent)				16.00%
Maximum [Member]
Unobservable inputs
Discount rate (as a percent)				17.00%
Level 3 [Member] | Relief-from-royalty method [Member] | Minimum [Member]
Unobservable inputs
Discount rate (as a percent)		16.00%
Royalty rate (as a percent)		1.00%
Level 3 [Member] | Relief-from-royalty method [Member] | Maximum [Member]
Unobservable inputs
Discount rate (as a percent)		22.00%
Royalty rate (as a percent)		7.00%
Nonrecurring [Member] | Level 3 [Member] | Relief-from-royalty method [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Intangible assets		¥ 61,354	¥ 61,579
Unobservable inputs
Terminal growth rate (as a percent)		3.00%	3.00%
Nonrecurring [Member] | Level 3 [Member] | Relief-from-royalty method [Member] | Minimum [Member]
Unobservable inputs
Discount rate (as a percent)			17.00%
Royalty rate (as a percent)			1.00%
Nonrecurring [Member] | Level 3 [Member] | Relief-from-royalty method [Member] | Maximum [Member]
Unobservable inputs
Discount rate (as a percent)			22.00%
Royalty rate (as a percent)			6.00%
Nonrecurring [Member] | Level 3 [Member] | Binomial Method [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Intangible assets	¥ 41,538
Unobservable inputs
Volatility (as a percent)	57.00%
Risk-free interest rate (as a percent)	0.89%
Discount rate (as a percent)	16.00%